Related Party Transactions (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CNY (¥)	Dec. 05, 2022 USD ($)	Dec. 05, 2022 CNY (¥)
Related Party Transaction [Line Items]
Related parties amount	$ 12.1	¥ 88.0
Amount borrowed					$ 6.3	¥ 46.0
Maximum guaranteed amount	$ 4.1		$ 4.1	¥ 30.0
Shanghai Jiani Jiarui Enterprise [Member]
Related Party Transaction [Line Items]
Exchange fund shares			175,900,000
Hongxin Wanda to Gangjiang Li [Member]
Related Party Transaction [Line Items]
Equity interest percentage	15.00%		15.00%	15.00%
Hongxin Wanda to Shanghai Jiani Jiarui [Member]
Related Party Transaction [Line Items]
Equity interest percentage	15.00%		15.00%	15.00%